Schedule of Investments

ARK Next Generation Internet ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–92.3%

Automobiles - 7.0%
Tesla, Inc.*	484,609	$79,626,105

Banks - 0.6%
NU Holdings Ltd., Class A (Brazil)*	1,420,725	7,330,941

Biotechnology - 1.5%
Veracyte, Inc.*	753,440	17,057,882

Broadline Retail - 2.2%
MercadoLibre, Inc. (Brazil)*	19,245	24,585,295

Capital Markets - 11.6%
Coinbase Global, Inc., Class A*	1,612,360	86,728,844
Robinhood Markets, Inc., Class A*	5,138,747	45,477,911
Total Capital Markets		132,206,755

Diversified Consumer Services - 0.5%
2U, Inc.*	1,068,756	5,920,908

Entertainment - 12.0%
ROBLOX Corp., Class A*	1,462,310	52,058,236
Roku, Inc.*	1,517,934	85,323,070
Total Entertainment		137,381,306

Financial Services - 8.3%
Adyen NV (Netherlands)*(a)	757,704	12,123,264
Block, Inc.*	1,365,914	83,033,912
Total Financial Services		95,157,176

Health Care Technology - 4.1%
Teladoc Health, Inc.*	1,760,937	46,717,659

Hotels, Restaurants & Leisure - 6.6%
DraftKings, Inc., Class A*	2,574,075	56,397,983
Genius Sports Ltd. (United Kingdom)*	5,053,916	18,750,029
Total Hotels, Restaurants & Leisure		75,148,012

Household Durables - 1.3%
Vuzix Corp.*†	3,571,457	14,357,257

Interactive Media & Services - 1.1%
Nextdoor Holdings, Inc.*	6,165,614	13,009,445

IT Services - 11.9%
Cloudflare, Inc., Class A*	415,492	19,548,899
Shopify, Inc., Class A (Canada)*	1,556,770	75,425,506
Twilio, Inc., Class A*	766,738	40,338,086
Total IT Services		135,312,491

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc.*	184,654	16,502,528
NVIDIA Corp.	65,160	18,081,248
Total Semiconductors & Semiconductor Equipment		34,583,776
Investments	Shares	Value

Software - 20.6%
Crowdstrike Holdings, Inc., Class A*	98,450	$11,818,923
Microsoft Corp.	40,532	12,453,862
PagerDuty, Inc.*	1,253,370	37,676,302
UiPath, Inc., Class A*	3,625,290	51,044,083
Unity Software, Inc.*	1,886,215	50,871,219
Zoom Video Communications, Inc., Class A*	1,151,686	70,748,071
Total Software		234,612,460
Total Common Stocks
(Cost $3,050,507,716)		1,053,007,468
UNIT TRUST–7.7%

Financials - 7.7%
Grayscale Bitcoin Trust BTC*
(Cost $211,944,904)	5,388,168	88,473,719

MONEY MARKET FUND–0.0%(b)
Goldman Sachs Financial Square Treasury Obligations Fund, 4.70% (c)
(Cost $160,830)	160,830	160,830
Total Investments–100.0%
(Cost $3,262,613,450)		1,141,642,017
Liabilities in Excess of Other Assets–(0.0)%(b)		(123,270)
Net Assets–100.0%		$1,141,518,747

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of April 30, 2023.

Schedule of Investments (continued)

ARK Next Generation Internet ETF

April 30, 2023 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2023	Value ($) at 4/30/2023
Common stock – 1.3%
Household Durables — 1.3%
Vuzix Corp.
32,529,639	5,083,718	(7,137,521)	(3,779,819)	(12,338,760)	–	–	3,571,457	14,357,257
$32,529,639	$5,083,718	$(7,137,521)	$(3,779,819)	$(12,338,760)	$–	$–	3,571,457	$14,357,257

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2023, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,053,007,468	$–	$–	$1,053,007,468
Unit Trust‡	88,473,719	–	–	88,473,719
Money Market Fund	160,830	–	–	160,830
Total	$1,141,642,017	$–	$–	$1,141,642,017

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.